COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Federal Securities Fund, Variable Series

(the “Fund”)

Supplement dated September 30, 2010 to the Prospectuses

dated April 29, 2010, as supplemented

Effective October 1, 2010, all references to Colin Lundgren as Portfolio Manager of the Fund are deleted.

Shareholders should retain this Supplement for future reference.

C-1516-1 A (9/10)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Federal Securities Fund, Variable Series

(the “Fund”)

Supplement dated September 30,2010 to the

Statement of Additional Information dated April 29, 2010, as supplemented

Effective October 1, 2010, all references to Colin Lundgren as Portfolio Manager of the Fund are deleted.

Shareholders should retain this Supplement for future reference.

C-6512-3 A (9/10)